Financial Liabilities at Fair Value through Profit or Loss (Details)						12 Months Ended
	Dec. 13, 2024 USD ($)	Dec. 05, 2024 USD ($) shares	Dec. 04, 2024 USD ($)	Aug. 23, 2024	May 22, 2023 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Jun. 04, 2026	Dec. 04, 2025	Dec. 31, 2024 TWD ($)	Dec. 31, 2021 USD ($)
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Acquired percentage						1.00%					1.00%
Gain on financial liabilities								$ 285,202
Ordinary shares (in Shares) | shares							14,889
Value of equity consideration						$ 29,912,241
Number of equity consideration shares (in Shares) | shares						558,677
Amount of capital surplus						$ 3,184,536
Number of capital surplus shares (in Shares) | shares						383,040
Amount of earn-out shares						$ 1,440,519
Number of earn-out shares (in Shares) | shares						175,637
Fair value of valuation gain						$ 66,229
Conversion amount					$ 26,911,070		$ 26,911,070
Accumulated interest total						$ 509,041
Convertible shares (in Shares) | shares		317,601
Percentage of promissory notes	6.00%		8.00%
Principal amount	$ 4,250,000		$ 2,562,102
Percentage of principal balance						50.00%					50.00%
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
Percentage of discount rate						10.00%
Conversion price of per share (in Dollars per share) | $ / shares						$ 13.31
Percentage of weighted average trading price						92.00%
Conversion ratio						1					1
Warrant price of per share (in Dollars per share) | $ / shares						$ 11.5
Expiration after date						5 years
Price of per warrant (in Dollars per share) | $ / shares						$ 0.1
Issuance of warrants (in Shares) | shares						16,832,592
Bottom of Range [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Price of per share (in Dollars per share) | $ / shares						$ 10
Top of Range [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Price of per share (in Dollars per share) | $ / shares						$ 18
AD2iction Co., Ltd. [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Acquired percentage								51.00%
Percentage of ownership						49.00%
Call option of acquisition shares (in Shares) | shares								255,000
Acquisition of POLYDICE [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Contingent consideration in cash						$ 60,664,000	$ (400,000,000)
Acquisition of SC [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Contingent consideration in cash								$ 150,000				$ 150,000
Ordinary shares (in Shares) | shares							22,334
Green Quest [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Percentage of ownership				100.00%
Value of equity consideration						$ 4,625,066					$ 95,000,000
Number of equity consideration shares (in Shares) | shares						558,677
2024 Convertible Promissory Notes [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Fair value of valuation gain		$ 297,109
Sponsor Promissory Notes [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Fair value of valuation gain						$ 267,898
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.0001
3i Promissory Note [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Fair value of valuation gain						$ 21,000
Warrants [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Price of per warrant (in Dollars per share) | $ / shares						$ 0.01
Price of per share (in Dollars per share) | $ / shares						$ 18
Public and Private Warrants [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Fair value of valuation gain						$ 214,769
Forecast [Member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Percentage of principal balance									50.00%	50.00%
Preference shares [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Preferred shares converted to ordinary shares in ratio					1
Ordinary shares [member]
Financial Liabilities at Fair Value Through Profit or Loss [Line Items]
Preferred shares converted to ordinary shares in ratio					1
Conversion amount							$ 3,575